PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

6. PROPERTY AND EQUIPMENT

	Land and Building	Plant and Equipment	Office furniture and Equipment	Leasehold Improvements	Right of Use Assets	Under Construction	Total
Cost
Balance at April 1, 2024	2,064,993	5,852,843	247,532	354,705	959,788	52,709	9,532,570
Additions	-	-	1,398	-	-	-	1,398
Disposals	-	-	(36,933)	-	-	-	(36,933)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	2,064,993	5,852,843	211,997	354,705	959,788	52,709	9,497,035
Additions	-	-	2,020	-	-	-	2,020
Disposals	(2,064,993)	(83,573)	(158,397)	-	-	-	(2,306,963)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2026	-	5,769,270	55,620	354,705	959,788	52,709	7,192,092

Accumulated Depreciation
Balance at April 1, 2024	154,837	709,333	118,501	274,540	504,902	-	1,762,113
Depreciation for the year	32,049	354,876	25,244	28,271	159,882	-	600,322
Disposals	-	-	(22,389)	-	-	-	(22,389)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	186,886	1,064,209	121,356	302,811	664,784	-	2,340,046
Depreciation for the year	-	325,655	12,159	28,271	160,320	-	526,405
Disposals	(186,886)	(39,005)	(103,235)	-	-	-	(329,126)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2026	-	1,350,859	30,280	331,082	825,104	-	2,537,325

Carrying Amounts
Balance at March 31, 2025	1,878,107	4,788,634	90,641	51,894	295,004	52,709	7,156,989
Less: property held for sale	(1,878,107)	-	-	-	-	-	(1,878,107)
Balance at March 31, 2025	-	4,788,634	90,641	51,894	295,004	52,709	5,278,882

Balance at March 31, 2026	-	4,418,411	25,340	23,623	134,684	52,709	4,654,767

The Company's property and equipment includes an asset under construction in the amount of $52,709 (March 31, 2025: $52,709) related to costs incurred for a production line at the silver-graphene oxide pilot plant. Depreciation was not recorded on assets under construction until they were put into use.

On October 18, 2024, the Company listed to sell 24 Corporate Court in Guelph, Ontario which was the registered head office of the Company and was held for sale at March 31, 2025. On April 15, 2025, the Company announced it had entered into an agreement of purchase and sale for 24 Corporate Court in Guelph, Ontario. The carrying value of the land and building at March 31, 2025 was $1,878,107 and was disclosed separately as a current asset in the Consolidated Statements of Financial Position as Property held for sale at March 31, 2025 and is applicable to the Intellectual Property Development segment. On May 15, 2025, the Company announced the completed sale for $2,500,000 and leased back the property from the purchaser until January 31, 2026. On December 1, 2025, the Company reallocated its laboratory to a new facility in Guelph, Ontario. The sale resulted in a gain on disposal of $488,829 which is included in Gain (loss) on disposal of property and equipment.